Significant Accounting Policies and Practices (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 25, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segments	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Accounting Policies and Practices [Line Items]
Uninsured cash balance		$ 0		$ 0		$ 0
Property and equipment, gross		832,325		832,325		655,981
Goodwill		0		0		0	$ 5,415
Impairment charges on goodwill		0	$ 0	0	$ 0
Intangible assets, net		22,475		22,475		28,043	103,550
Amortization expense		2,783	6,630	5,568	13,261	39,873
Derivative liability		1,090,224		1,090,224		1,668,038		$ 7,836,521
Change in derivative valuation		368,860	0	$ 639,644	0	(338,966)	(6,370,621)
Number of contract categories				3
Branded articles						2,500
Subscription price, monthly				$ 9.99
Subscription price, annually				99
Deferred revenue		85,238		85,238		118,862	146,950
Credit loss		0	0	0	0		$ 0
Marketing		12,525	65,869	$ 118,997	107,332
Expected dividends				0.00%		0.00%	0.00%
Stock based compensation	$ 0	1,440,160	2,360,259	$ 12,748,152	3,310,183	$ 3,567,402
Number of reportable segments				2		2
Deemed dividend
Total assets						$ 0
Goodwill assets of discontinued operations						7,818,805
Impairment charge						3,034
Charges for impairment on intangible assets						35,723
Intangible assets net						28,043	103,550
Amortization expense						39,873	0
Deferred revenue						118,862	146,950
Marketable equity securities						518,594	274,039
Dividend yield						0
Air Mobility Business [Member]
Significant Accounting Policies and Practices [Line Items]
Impairment charge						223,579
Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices [Line Items]
Derivative liability						1,668,038		$ 7,836,521
Change in derivative valuation						$ (338,966)	$ (6,370,621)
Warrant [Member]
Significant Accounting Policies and Practices [Line Items]
Expected dividends						0.00%	0.00%
Deemed dividend						$ 2,071,047	$ 30,946,827
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Practices [Line Items]
Revenue percentage		36.88%	21.90%	36.88%	21.90%	38.58%
Customer Concentration Risk [Member] | One Customer [Member] | Agency Revenue [Member]
Significant Accounting Policies and Practices [Line Items]
Revenue percentage						99.27%
Customer Concentration Risk [Member] | Customer two [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Practices [Line Items]
Revenue percentage		16.37%	18.41%	16.37%	18.41%
Customer Concentration Risk [Member] | Customer three [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Practices [Line Items]
Revenue percentage		18.83%	17.99%	18.83%	17.99%
Software, In-Development, Internally Developed, and Purchased [Member]
Significant Accounting Policies and Practices [Line Items]
Property and equipment, gross		$ 144,691		$ 144,691
AUSTRALIA [Member] | Geographic Concentration Risk [Member] | Assets, Total [Member]
Significant Accounting Policies and Practices [Line Items]
Total assets		0		0
Minimum [Member]
Significant Accounting Policies and Practices [Line Items]
Contract amounts				5,000
Fixed fees				5,000		5,000
Branded challenges				10,000		$ 10,000
Branded articles				$ 2,500
Vesting period				1 year		1 year
Contract amounts for partner and monthly services clients						$ 5,000
Maximum [Member]
Significant Accounting Policies and Practices [Line Items]
Contract amounts				$ 45,000
Fixed fees				60,000		60,000
Branded challenges				25,000		25,000
Branded articles				$ 10,000		$ 10,000
Vesting period				3 years		3 years
Contract amounts for partner and monthly services clients						$ 45,000
Fair Value, Nonrecurring [Member]
Significant Accounting Policies and Practices [Line Items]
Intangible assets, net		22,475		$ 22,475		28,043
Fair Value, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices [Line Items]
Intangible assets, net		22,475		22,475		28,043
Fair Value, Recurring [Member]
Significant Accounting Policies and Practices [Line Items]
Derivative liability		1,090,224		1,090,224		1,668,038
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices [Line Items]
Derivative liability		$ 1,090,224		$ 1,090,224		$ 1,668,038